New England Life Insurance Company

125 High Street, Suite 732

Boston, MA 02110

May 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company
New England Variable Annuity Separate Account
File Nos. 033-85442/811-08828
American Growth Series;
American Growth Series-I
Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the two Prospectuses dated April 29, 2022 and Statement of Additional Information (“SAI”) dated April 29, 2022 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 35 for the Account filed electronically with the Commission on April 25, 2022.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton
Dionne Sutton
Corporate Counsel
New England Life Insurance Company